Notes to the consolidated financial statements - Revenue from contract with customers (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 44,519	€ 32,425
Research services combined with an IP license
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	31,818	27,730
Product
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	431	338
Milestone revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	5,321
Additional development milestone payments	10,000
Development milestone payment included in contract liabilities	4,679
Research and development services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	12,270	4,357
Belgium | GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	43,041	29,335
Germany | Boehringer Ingelheim
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		2,051
Netherlands | Genmab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	892	870
Switzerland | CRISPR
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 586	€ 169